Fair Value of Financial Instruments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 30, 2021
Fair Value of Financial Instruments (Details) [Line Items]
Common stock per value	$ 10
Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Converted shares	20,080,464
SAFE Instruments [Member] | Preferred Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Converted shares		20,080,464
SAFE Instruments [Member] | Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Converted shares		354,738
Public Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Public warrants	$ 1.7